Acquisitions Price Allocation Table (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	May 22, 2014
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Property and equipment	$ 848,384
Accounts receivable	15,807
Restricted cash	33,865
Other assets	17,224
Intangible assets	240,697
Total assets acquired	1,155,977
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Debt	526,390
Accounts payable, accrued expenses and other current liabiliites	33,875
Asset retirement obligations	17,932
Deferred income taxes	1,956
Total liabilities assumed	580,153
Non-controlling interest	74,460
Purchase Price	501,364
Subsequent Event | Predecessor
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents		9,563
Property and equipment		190,169
Other assets		16,096
Intangible assets		104,643
Total assets acquired		320,471
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Debt		100,908
Accounts payable, accrued expenses and other current liabiliites		2,336
Asset retirement obligations		4,909
Total liabilities assumed		108,153
Purchase Price		212,318
Mt. Signal
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Property and equipment	643,084
Accounts receivable	9,951
Restricted cash	22,165
Other assets	14,087
Intangible assets	121,456
Total assets acquired	810,743
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Debt	413,464
Accounts payable, accrued expenses and other current liabiliites	29,565
Asset retirement obligations	3,000
Deferred income taxes	0
Total liabilities assumed	446,029
Non-controlling interest	73,060
Purchase Price	291,654
Other Acquisitions
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Property and equipment	205,300
Accounts receivable	5,856
Restricted cash	11,700
Other assets	3,137
Intangible assets	119,241
Total assets acquired	345,234
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Debt	112,926
Accounts payable, accrued expenses and other current liabiliites	4,310
Asset retirement obligations	14,932
Deferred income taxes	1,956
Total liabilities assumed	134,124
Non-controlling interest	1,400
Purchase Price	$ 209,710